Dispositions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dispositions
Note 3. Dispositions
Disposition of Our Interest in Boston Calling Events
The Company entered into an agreement on December 1, 2022 to sell its controlling interest in BCE (the “BCE Disposition”). The transaction closed on December 2, 2022, resulting in a total gain on sale of $8,744, net of transaction costs. BCE meets the definition of a business under SEC Regulation
S-X
Rule 11-01(d)-1
and FASB ASC Topic 805 —
Business Combinations
. This disposition does not represent a strategic shift with a major effect on the Company’s operations, and as such, has not been reflected as a discontinued operation under FASB ASC Subtopic
205-20
—
Discontinued Operations
. The gain on the BCE Disposition was recorded in (Loss) gains, net on dispositions in the condensed combined statements of operations.
Disposition of Corporate Aircraft
On December 30, 2022, the Company sold its owned aircraft for $20,375. In connection with the sale, the Company recognized a loss of $4,383, net of transaction costs. The loss on the aircraft disposition was recorded in (Loss) gains, net on dispositions in the condensed combined statements of operations.

MSGE SPINCO, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dispositions
Note 3. Business Disposition
Disposition of The Forum
Prior to May 1, 2020, the Company owned the Forum in Inglewood, CA. On March 24, 2020, the Company entered into a Membership Interest Purchase Agreement pursuant to which the Company agreed to sell the Forum and settle related litigation for cash consideration in the amount of $400,000, subject to regulatory and other customary closing conditions. The transaction subsequently closed on May 1, 2020, resulting in a total gain on sale of $
240,783
, net of transaction costs of $50,806 during Fiscal Year 2020, of which $140,495 was attributable to the settlement of the related litigation. The transaction costs included a fee of $48,742 to The Azoff Company Holdings (“Azoff Music”) in connection with an agreement made by MSG Sports when the remaining 50% interest of Azoff Music was sold on December 5, 2018.
The Forum met the definition of a business under SEC Regulation
S-X
Rule 11-01(d)-1
and ASC Topic 805 —
Business Combinations
. This disposition did not represent a strategic shift with a major effect on the Company’s operations, and as such, has not been reflected as a discontinued operation under ASC Subtopic
205-20
—
Discontinued Operations.